Note 9. Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Dividend Rate, Percentage		5.00%
Stock Dividends, Shares		552,259
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,573	7,573	7,212